Schedule III - Real Estate and Accumulated Depreciation Schedule III - Real Estate and Accumulated Depreciation - Rollforward of Accumulated Depreciation	12 Months Ended
Dec. 31, 2017
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Schedule III - Real Estate and Accumulated Depreciation

				Initial Cost to Company		Cost Capitalized Subsequent to Acquisition	Gross Carrying Amount at December 31, 2017						Life on which depreciation in latest income statement is computed
Property	Property Type	ST	Encumbrances	Land	Building and Improvements(1)	Building and Improvements	Land	Building and Improvements	Total	Accumulated Depreciation and Amortization	Date of Construction	Date of Acquisition
Owens Corning	Industrial	NC	$3,300	$575	$5,167	$—	$575	$5,167	$5,742	$485	N/A	3/9/2015	5-40 years
Westgate II	Office	TX	34,200	3,732	55,101	—	3,732	55,101	58,833	6,488	N/A	4/1/2015	5-40 years
Administrative Office of Pennsylvania Courts	Office	PA	6,070	1,207	8,936	—	1,207	8,936	10,143	994	N/A	4/22/2015	5-40 years
American Express Center	Data Center/Office	AZ	54,900	5,750	113,670	—	5,750	113,670	119,420	17,706	N/A	5/11/2015	5-40 years
MGM Corporate Center	Office	NV	18,180	4,260	28,705	405	4,260	29,110	33,370	3,387	N/A	5/27/2015	5-40 years
American Showa	Industrial	OH	10,320	1,453	15,747	—	1,453	15,747	17,200	1,475	N/A	5/28/2015	5-40 years
Huntington Ingalls	Industrial	VA	—	5,415	29,836	18	5,415	29,854	35,269	2,778	N/A	6/26/2015	5-40 years
Wyndham	Office	NJ	—	5,696	76,532	—	5,696	76,532	82,228	6,601	N/A	6/26/2015	5-40 years
Exel	Distribution Center	OH	—	1,988	13,958	—	1,988	13,958	15,946	1,461	N/A	6/30/2015	5-40 years
Rapiscan Systems	Office	MA	—	2,350	9,482	—	2,350	9,482	11,832	1,132	N/A	7/1/2015	5-40 years
FedEx Freight	Industrial	OH	—	2,774	25,913	—	2,774	25,913	28,687	2,331	N/A	7/22/2015	5-40 years
Aetna	Office	AZ	—	1,853	20,481	—	1,853	20,481	22,334	1,243	N/A	7/29/2015	5-40 years
Bank of America I	Office	CA	—	5,491	23,514	138	5,491	23,652	29,143	3,724	N/A	8/14/2015	5-40 years
Bank of America II	Office	CA	—	9,206	20,204	—	9,206	20,204	29,410	3,674	N/A	8/14/2015	5-40 years
Atlas Copco	Office	MI	—	1,480	16,490	—	1,480	16,490	17,970	1,626	N/A	10/1/2015	5-40 years
Toshiba TEC	Office	NC	—	4,130	36,821	—	4,130	36,821	40,951	2,691	N/A	1/21/2016	5-40 years
NETGEAR	Office	CA	—	20,726	25,887	43	20,726	25,930	46,656	2,148	N/A	5/17/2016	5-40 years
Nike	Office	OR	—	5,988	42,397	24	5,988	42,421	48,409	4,603	N/A	6/16/2016	5-40 years
Zebra Technologies	Office	IL	—	5,238	56,526	—	5,238	56,526	61,764	3,843	N/A	8/1/2016	5-40 years
WABCO	Industrial	SC	—	1,302	12,598	—	1,302	12,598	13,900	682	N/A	9/14/2016	5-40 years
IGT	Office	NV	—	6,325	64,441	40	6,325	64,481	70,806	2,695	N/A	9/27/2016	5-40 years
3M	Industrial	IL	—	5,320	62,247	—	5,320	62,247	67,567	2,475	N/A	10/25/2016	5-40 years
Amazon	Industrial	OH	—	5,331	85,770	—	5,331	85,770	91,101	2,903	N/A	11/18/2016	5-40 years
Zoetis	Office	NJ	—	3,375	42,265	—	3,375	42,265	45,640	1,749	N/A	12/16/2016	5-40 years
Southern Company	Office	AL	—	6,605	122,679	45	6,605	122,724	129,329	3,488	N/A	12/22/2016	5-40 years
Allstate	Office	CO	—	1,808	14,090	200	1,808	14,290	16,098	679	N/A	1/31/2017	5-40 years
MISO	Office	IN	—	3,104	26,014	—	3,104	26,014	29,118	844	N/A	5/15/2017	5-40 years
Total (3)			$126,970	$122,482	$1,055,471	$913	$122,482	$1,056,384	$1,178,866	$83,905

(1)	Building and improvements include tenant origination and absorption costs.

(2)	The acquisitions were funded by the credit facility.

(3)	As of December 31, 2017, the aggregate cost of real estate the Company and consolidated subsidiaries own for federal income tax purposes was approximately $1.1 billion (unaudited).

	Activity for the year ended December 31,
	2017	2016	2015
Real estate facilities
Balance at beginning of year	$1,133,055	$516,965	$—
Acquisitions	45,016	615,972	516,965
Improvements	576	38	—
Construction-in-progress	219	80	—
Balance at end of year	$1,178,866	$1,133,055	$516,965
Accumulated depreciation
Balance at beginning of year	$39,955	$12,061	$—
Depreciation and amortization expense	43,950	27,894	12,061
Balance at end of year	$83,905	$39,955	$12,061
Real estate facilities, net	$1,094,961	$1,093,100	$504,904

Griffin Capital Essential Asset REIT, Inc. [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Schedule III - Real Estate and Accumulated Depreciation
GRIFFIN CAPITAL ESSENTIAL ASSET REIT, INC.
SCHEDULE III
REAL ESTATE ASSETS AND ACCUMULATED DEPRECIATION AND AMORTIZATION
(Dollars in thousands)

					Initial Cost to Company (2)		Cost Capitalized Subsequent to Acquisition	Gross Carrying Amount at December 31, 2017						Life on which depreciation in latest income statement is computed
Property	Property Type	ST	Encumbrances (1)		Land	Building and Improvements	Building and Improvements	Land	Building and Improvements	Total	Accumulated Depreciation and Amortization	Date of Construction	Date of Acquisition
Plainfield	Office/Laboratory	IL	$—		$3,709	$27,335	$2,217	$3,709	$29,552	$33,261	$11,477	N/A	6/18/2009	5-40 years
Renfro	Warehouse/Distribution	SC	13,320		1,400	18,804	1,390	1,400	20,194	21,594	7,075	N/A	6/18/2009	5-40 years
Emporia Partners	Office/Industrial/Distribution	KS	2,978		274	7,567	—	274	7,567	7,841	2,378	N/A	8/27/2010	5-40 years
Quad/Graphics	Industrial/Office	CO	7,400		1,950	10,236	292	1,950	10,528	12,478	2,723	N/A	12/30/2010	5-40 years
AT&T	Office/ Data Center	WA	25,655		6,770	32,420	461	6,770	32,881	39,651	8,535	N/A	1/31/2012	5-40 years
Westinghouse	Engineering Facility	PA	21,708		2,650	26,745	—	2,650	26,745	29,395	6,193	N/A	3/22/2012	5-40 years
TransDigm	Office	GA	4,539		3,773	9,030	408	3,773	9,438	13,211	2,350	N/A	5/31/2012	5-40 years
Travelers	Office	CO	9,374		2,600	13,500	873	2,600	14,373	16,973	3,771	N/A	6/29/2012	5-40 years
Zeller	Manufacturing	IL	8,880		2,674	13,229	651	2,674	13,880	16,554	2,654	N/A	11/8/2012	5-40 years
Northrop	Office	OH	10,667		1,300	16,188	39	1,300	16,227	17,527	5,057	N/A	11/13/2012	5-40 years
Health Net	Office	CA	13,321		4,182	18,072	—	4,182	18,072	22,254	5,520	N/A	12/18/2012	5-40 years
Comcast	Office	CO	—		3,146	22,826	1,517	3,146	24,343	27,489	6,705	N/A	1/11/2013	5-40 years
Boeing	Office	WA	—		3,000	9,000	102	3,000	9,102	12,102	4,377	N/A	2/15/2013	5-40 years
Schlumberger	Office	TX	29,689		2,800	47,752	145	2,800	47,897	50,697	8,090	N/A	5/1/2013	5-40 years
UTC	Office	NC	23,467		1,330	37,858	—	1,330	37,858	39,188	6,982	N/A	5/3/2013	5-40 years
Avnet	Research & Development/Flex Facility	AZ	19,615		1,860	31,481	—	1,860	31,481	33,341	5,724	N/A	5/29/2013	5-40 years
Cigna	Office	AZ	375,000	(4)	8,600	48,102	—	8,600	48,102	56,702	8,811	N/A	6/20/2013	5-40 years
Nokia	Office	IL	—		7,697	21,843	—	7,697	21,843	29,540	3,362	N/A	8/13/2013	5-40 years
Verizon	Office	NJ	25,837		5,300	36,768	2,010	5,300	38,778	44,078	9,858	N/A	10/3/2013	5-40 years
Fox Head	Office	CA	—		3,672	23,230	—	3,672	23,230	26,902	3,442	N/A	10/29/2013	5-40 years
Coca-Cola Refreshments	Office	GA	—		5,000	50,227	1,946	5,000	52,173	57,173	11,845	N/A	11/5/2013	5-40 years
General Electric	Office	GA	—	(4)	5,050	51,396	153	5,050	51,549	56,599	7,398	N/A	11/5/2013	5-40 years
Atlanta Wildwood	Office	GA	—		4,189	23,414	1,612	4,189	25,026	29,215	6,523	N/A	11/5/2013	5-40 years
Community Insurance	Office	OH	—		1,177	22,323	—	1,177	22,323	23,500	3,883	N/A	11/5/2013	5-40 years
Anthem	Office	OH	—		850	8,892	—	850	8,892	9,742	2,071	N/A	11/5/2013	5-40 years
JPMorgan Chase	Office	OH	—		5,500	39,000	212	5,500	39,212	44,712	6,531	N/A	11/5/2013	5-40 years

					Initial Cost to Company (2)		Cost Capitalized Subsequent to Acquisition	Gross Carrying Amount at December 31, 2017						Life on which depreciation in latest income statement is computed
Property	Property Type	ST	Encumbrances (1)		Land	Building and Improvements	Building and Improvements	Land	Building and Improvements	Total	Accumulated Depreciation and Amortization	Date of Construction	Date of Acquisition
IBM	Office	OH	—		4,750	32,769	391	4,750	33,160	37,910	8,037	N/A	11/5/2013	5-40 years
Aetna	Office	TX	—		3,000	12,330	185	3,000	12,515	15,515	3,245	N/A	11/5/2013	5-40 years
CHRISTUS Health	Office	TX	—	(4)	1,950	46,922	332	1,950	47,254	49,204	9,145	N/A	11/5/2013	5-40 years
Roush Industries	Office	MI	—		875	11,375	534	875	11,909	12,784	2,979	N/A	11/5/2013	5-40 years
Wells Fargo	Office	WI	—		3,100	26,348	6,217	3,100	32,565	35,665	12,475	N/A	11/5/2013	5-40 years
Shire Pharmaceuticals	Office	PA	—		2,925	18,935	715	2,925	19,650	22,575	6,865	N/A	11/5/2013	5-40 years
United HealthCare	Office	MO	—		2,920	23,510	283	2,920	23,793	26,713	5,983	N/A	11/5/2013	5-40 years
Northpointe Corporate Center II	Office	WA	—		1,109	6,066	4,576	1,109	10,642	11,751	2,003	N/A	11/5/2013	5-40 years
Comcast (Northpointe Corporate Center I)	Office	WA	—	(4)	2,292	16,930	1,571	2,292	18,501	20,793	3,957	N/A	11/5/2013	5-40 years
Farmers	Office	KS	—		2,750	17,106	51	2,750	17,157	19,907	3,511	N/A	12/27/2013	5-40 years
Caterpillar	Industrial	IL	—		6,000	46,511	—	6,000	46,511	52,511	10,717	N/A	1/7/2014	5-40 years
DigitalGlobe	Office	CO	—		8,600	83,400	—	8,600	83,400	92,000	12,692	N/A	1/14/2014	5-40 years
Waste Management	Office	AZ	—		—	16,515	10	—	16,525	16,525	3,057	N/A	1/16/2014	5-40 years
BT Infonet	Office	CA	—		9,800	41,483	—	9,800	41,483	51,283	7,082	N/A	2/27/2014	5-40 years
Wyndham Worldwide	Office	NJ	—		6,200	91,153	—	6,200	91,153	97,353	10,609	N/A	4/23/2014	5-40 years
Ace Hardware	Office	IL	—	(4)	6,900	33,945	—	6,900	33,945	40,845	4,795	N/A	4/24/2014	5-40 years
Equifax I	Office	MO	—		1,850	12,709	78	1,850	12,787	14,637	2,504	N/A	5/20/2014	5-40 years
American Express	Office	AZ	—		15,000	45,893	—	15,000	45,893	60,893	11,792	N/A	5/22/2014	5-40 years
SoftBank	Office	CA	—		22,789	68,950	3,400	22,789	72,350	95,139	17,454	N/A	5/28/2014	5-40 years
Vanguard	Office	NC	—		2,230	31,062	—	2,230	31,062	33,292	4,570	N/A	6/19/2014	5-40 years
Restoration Hardware	Industrial	CA	—	(4)	15,463	—	74,213	15,463	74,213	89,676	8,135	8/15/2015	6/20/2014	5-40 years
Parallon	Office	FL	—		1,000	16,772	—	1,000	16,772	17,772	2,442	N/A	6/25/2014	5-40 years
TW Telecom	Office	CO	19,169		10,554	35,817	1,240	10,554	37,057	47,611	5,721	N/A	8/1/2014	5-40 years
Equifax II	Office	MO	—		2,200	12,755	70	2,200	12,825	15,025	2,015	N/A	10/1/2014	5-40 years
Mason I	Office	OH	—		4,777	18,489	—	4,777	18,489	23,266	1,457	N/A	11/7/2014	5-40 years
Wells Fargo	Office	NC	—	(4)	2,150	40,806	46	2,150	40,852	43,002	4,907	N/A	12/15/2014	5-40 years
GE Aviation	Office	OH	—		4,400	61,681	—	4,400	61,681	66,081	9,046	N/A	2/19/2015	5-40 years
Westgate III	Office	TX	—		3,209	75,937	—	3,209	75,937	79,146	7,727	N/A	4/1/2015	5-40 years
Lisle	Office	IL	—		2,788	16,200	33	2,788	16,233	19,021	2,860	N/A	6/10/2015	5-40 years
Bloomingdale	Office	IL	—		588	2,986	—	588	2,986	3,574	794	N/A	6/10/2015	5-40 years
Columbia	Office	MD	—		6,989	46,875	171	6,989	47,046	54,035	5,433	N/A	6/10/2015	5-40 years
Denver	Office	CO	—		9,948	23,888	3,670	9,948	27,558	37,506	2,806	N/A	6/10/2015	5-40 years
Columbus	Office	OH	—		2,943	22,651	133	2,943	22,784	25,727	3,802	N/A	6/10/2015	5-40 years
Miramar	Office	FL	—		4,488	19,979	591	4,488	20,570	25,058	2,994	N/A	6/10/2015	5-40 years

					Initial Cost to Company (2)		Cost Capitalized Subsequent to Acquisition	Gross Carrying Amount at December 31, 2017						Life on which depreciation in latest income statement is computed
Property	Property Type	ST	Encumbrances (1)		Land	Building and Improvements	Building and Improvements	Land	Building and Improvements	Total	Accumulated Depreciation and Amortization	Date of Construction	Date of Acquisition
Irving Carpenter	Office	TX	—	(4)	1,842	22,052	3,463	1,842	25,515	27,357	2,142	N/A	6/10/2015	5-40 years
Frisco	Office	TX	—	(4)	8,239	51,395	3,917	8,239	55,312	63,551	5,720	N/A	6/10/2015	5-40 years
Houston Westway II	Office	TX	—		3,961	78,668	—	3,961	78,668	82,629	10,791	N/A	6/10/2015	5-40 years
Houston Westway I	Office	TX	—		6,540	30,703	—	6,540	30,703	37,243	4,622	N/A	6/10/2015	5-40 years
Atlanta Perimeter	Office	GA	—	(4)	8,607	96,718	447	8,607	97,165	105,772	14,370	N/A	6/10/2015	5-40 years
Herndon	Office	VA	—		9,666	74,098	—	9,666	74,098	83,764	9,679	N/A	6/10/2015	5-40 years
Deerfield	Office	IL	—		4,339	37,298	1,032	4,339	38,330	42,669	8,467	N/A	6/10/2015	5-40 years
Highway 94	Office	MO	17,352		5,637	25,280	—	5,637	25,280	30,917	2,636	N/A	11/6/2015	5-40 years
DynCorp	Office	TX	—		1,952	15,540	—	1,952	15,540	17,492	2,040	N/A	12/11/2015	5-40 years
Mercedes-Benz	Office	TX	—		2,330	26,376	—	2,330	26,376	28,706	3,369	N/A	12/11/2015	5-40 years
Samsonite	Office	FL	22,961		5,040	42,490	—	5,040	42,490	47,530	3,140	N/A	12/11/2015	5-40 years
Lynwood III & IV	Land	WA	—		2,865	—	—	2,865	—	2,865	—	N/A	3/17/2016	N/A
HealthSpring	Office	TN	21,694		8,126	31,447	—	8,126	31,447	39,573	2,503	N/A	4/27/2016	5-40 years
Fort Mill	Office	SC	—		4,612	86,352	—	4,612	86,352	90,964	222	N/A	11/30/2017	5-40 years
Fort Mill II	Office	SC	—		1,275	41,507	—	1,275	41,507	42,782	105	N/A	11/30/2017	5-40 years
Total All Properties (3)			$672,626		$342,021	$2,405,910	$121,397	$342,021	$2,527,307	$2,869,328	$426,752

(1)	Amount does not include the net loan valuation discount of $0.3 million related to the debt assumed in the Highway 94, Samsonite and HealthSpring property acquisitions.

(2)	Building and improvements include tenant origination and absorption costs.

(3)	As of December 31, 2017, the aggregate cost of real estate the Company and consolidated subsidiaries own for federal income tax purposes was approximately $2.9 billion (unaudited).

(4)	The Bank of America Loan is secured by cross-collateralized and cross-defaulted first mortgage liens on the proper

	Activity for the Year Ended December 31,
	2017	2016	2015
Real estate facilities
Balance at beginning of year	$3,024,389	$2,968,982	$1,823,895
Acquisitions	133,747	42,438	1,087,153
Improvements	12,479	16,792	7,382
Construction-in-progress	1,752	575	45,067
Other adjustments	(2,785)	(4,398)	—
Real estate assets held and used	—	—	70,907
Write down of tenant origination and absorption costs	(2,352)	—	—
Sale of real estate assets	(297,902)	—	(65,422)
Balance at end of year	$2,869,328	$3,024,389	$2,968,982
Accumulated depreciation
Balance at beginning of year	$338,552	$208,933	$102,883
Depreciation and amortization expense	116,583	130,849	112,748
Depreciation expense (held and used adjustment)	—	—	4,621
Less: Non-real estate assets depreciation expense	(1,554)	(1,230)	(328)
Less: Sale of real estate assets depreciation expense	(26,829)	—	(10,991)
Balance at end of year	$426,752	$338,552	$208,933
Real estate facilities, net	$2,442,576	$2,685,837	$2,760,049